Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Effect on accumulated postretirement benefit obligation
One percent increase	$ 6	$ 5
One percent decrease	$ (5)	$ (4)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.13%	4.97%
Rate of compensation increase	4.07%	4.02%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.46%	3.93%
Projected Benefit Obligation Assumptions [Member]
Health care cost trend rate for the next year
Health care cost trend rate assumed for next fiscal year	7.00%	7.50%